LEASE LIABILITIES - Undiscounted lease payments (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 8,067
2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	3,298
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	2,692
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	1,360
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 717